UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4666

Seligman Pennsylvania Municipal Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Pennsylvania Municipal Fund Series
Schedule of Investments (unaudited)

December 31, 2006

Amount	Municipal Bonds	Rating†	Value
$1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 5.70% due 10/1/2014	Aaa	$1,092,700
1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 6% due 11/1/2029Ø	Aaa	1,082,800
1,100,000	Butler County, PA GO's, 5.25% due 7/15/2023Ø	Aaa	1,200,947
500,000	Delaware County Authority, PA University Rev. (Villanova University), 5% due 8/1/2024	Aaa	533,405
1,000,000	Delaware River Port Authority, PA Rev. (Pennsylvania and New Jersey Port District Project), 5.625% due 1/1/2026	Aaa	1,051,950
1,000,000	Delaware Valley, PA Regional Finance Authority (Local Government Rev.), 7.75% due 7/1/2027	Aaa	1,430,530
1,000,000	Northampton County, PA General Purpose Authority Rev., 5.25% due 10/1/2030	Aaa	1,065,750
1,000,000	Pennsylvania Economic Development Financing Authority Rev., (The Proctor & Gamble Paper Products Company Project), 5.375% due 3/1/2031*	Aa3	1,139,280
800,000	Pennsylvania Higher Education Facilities Authority Rev. (University of Pennsylvania), 5% due 7/15/2023	Aa3	852,040
1,050,000	Pennsylvania Higher Educational Facilities Authority Rev.(Drexel University), 5.75% due 5/1/2022	Aaa	1,077,856
750,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Rev. (Philadelphia Funding Program), 5% due 6/15/2021	Aaa	770,588
1,000,000	Pennsylvania State Turnpike Commission Rev., 5% due 7/15/2041Ø	Aaa	1,064,530
750,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	801,630
1,000,000	Pennsylvania Turnpike Commission Oil Franchise Tax Rev., 5.25% due 12/1/2016Ø	Aaa	1,096,420
1,000,000	Philadelphia, PA Parking Authority Airport Parking Rev., 5.50% due 9/1/2018	Aaa	1,020,670
450,000	Philadelphia, PA Redevelopment Authority Rev. (Home Mortgage), 9% due 6/l/2017††	NR	633,586
Total Municipal Bonds — 93.3%			15,914,682
	Short-Term Holdings
400,000	Delaware County, PA Industrial Development Authority Airport Facility Rev. (United Parcel Service), VRDN, due 12/1/2015	VMIG 1	400,000
300,000	Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.75% due 5/1/2022Ø	Aaa	308,058
200,000	Philadelphia, PA Authority for Industrial Development Revenue Bonds (Regional Performing Arts Center Project), VRDN, due 6/1/2025	VMIG 1	200,000

Total Short-Term Holdings — 5.3%			908,058
Total Investments — 98.6%			16,822,740
Other Assets Less Liabilities — 1.4%			234,566
Net Assets — 100.0%			$17,057,307

____________

†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

Ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN — Variable rate demand notes.

The cost of investments for federal income tax purposes was $15,503,790. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $1,318,950 and $0, respectively.

Security Valuation -- Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings which mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost. Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At December 31, 2006, the interest rates earned on these notes ranged from 3.87% to 3.90%.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 23, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 23, 2007

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.